Derivative Instruments and Hedging Activities (Details) - Designated as Hedging Instrument [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Derivatives, Fair Value [Line Items]
Assets	¥ 0	$ 0	¥ 4,195
Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Assets	¥ 0	$ 0	¥ 4,195